BUSINESS COMBINATION (Details 8) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
		Sep. 06, 2022	Sep. 30, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payment for acquisition			R$ 960,733
Payment for equivalent			5,013,436
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination				5,013,436
Transfer amount				R$ 50,000
Equivalent				R$ 261,140
Payment for acquisition		R$ 960,733	910,733
Payment for equivalent		R$ 5,013,436	R$ 4,752,296
Assets Transferred [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Determination of comment				In the transaction, a payment in the amount of US$960,733 was made
Purchase price considered for the business combination	[1]			5,013,436

[1]	On the date of its completion, the transaction included (i) the transfer to the sellers of the amount of US$50,000 – equivalent to R$261,140 deposited by CSN Cimentos in September 2021 in an escrow account, and (ii) the payment of US$910,733 million – equivalent to R$4,752,296. The final price considered in the transaction was US$960,733 – equivalent to R$5,013,436.